LEASES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating Lease Cost	$ 85,200,000	$ 79,600,000	$ 81,600,000
Financing Lease Cost	11,400,000
Finance Lease, Depreciation and Amortization	5,400,000
Finance Lease, Interest Expense	6,000,000
Operating lease not yet commenced, amount	253,900,000
2024	94,924,000
2025	87,818,000
2026	83,565,000
2027	66,726,000
2028	30,365,000
Thereafter	57,766,000
Previously Reported [Member]
Lessee, Lease, Description [Line Items]
2024	2,900
2025	2,500
2026	2,200
2027	1,900
2028	1,200
Thereafter	$ 2,200
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating Lease Terms	21 years
Financing Lease Terms	27 years
Operating lease not yet commenced lease term	13 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating Lease Terms	1 year
Financing Lease Terms	1 year